Fair Value (Carrying Amounts and Fair Values of Certain Financial Instruments, Excluding Financial Instruments Carried at Fair Value on a Recurring Basis and Those outside Scope of ASC 825) (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2022	Mar. 31, 2022
Financial liabilities:
Long-term debt		¥ 2,736,380	¥ 2,756,062
Carrying amount
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		74,254,000	68,366,000
Investments		2,072,000	1,519,000
Loans, net of allowance	[1]	97,409,000	89,264,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		57,249,000	58,054,000
Interest-bearing deposits		134,533,000	121,833,000
Due to trust accounts		350,000	390,000
Other short-term borrowings		3,593,000	7,567,000
Long-term debt		10,846,000	9,849,000
Estimated fair value
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		74,254,000	68,366,000
Investments		1,893,000	1,466,000
Loans, net of allowance	[1]	98,912,000	90,576,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		57,249,000	58,054,000
Interest-bearing deposits		134,484,000	121,807,000
Due to trust accounts		350,000	390,000
Other short-term borrowings		3,593,000	7,567,000
Long-term debt		10,198,000	9,681,000
Estimated fair value | Level 1
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		53,921,000	50,628,000
Investments		843,000	485,000
Estimated fair value | Level 2
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		20,333,000	17,738,000
Investments		1,050,000	981,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		57,249,000	58,054,000
Interest-bearing deposits		134,484,000	121,807,000
Due to trust accounts		350,000	390,000
Other short-term borrowings		3,593,000	7,567,000
Long-term debt		8,632,000	8,162,000
Estimated fair value | Level 3
Financial assets:
Loans, net of allowance	[1]	98,912,000	90,576,000
Financial liabilities:
Long-term debt		¥ 1,566,000	¥ 1,519,000

[1]	Loans, net of allowance include items measured at fair value on a nonrecurring basis.